Fixed Assets	12 Months Ended
Dec. 31, 2024
Fixed Assets [Abstract]
Fixed Assets

Note 8 - Fixed Assets

				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2024	288,208	136,139	38,147	233	462,727
Additions	64,119	16,296	1,496	126	82,037
Disposals	(2,910)	-	-	-	(2,910)
Effect of changes in exchange rates	1,997	8,409	-	-	10,406
Balance as at December 31, 2024	351,414	160,844	39,643	359	552,260

Balance as at January 1, 2023	*268,474	*100,059	36,355	225	405,113
Additions	19,841	42,099	1,792	27	63,759
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	(107)	(6,019)	-	(1)	(6,127)
Balance as at December 31, 2023	*288,208	*136,139	38,147	233	462,727

Depreciation
Balance as at January 1, 2024	42,266	-	12,296	183	54,745
Depreciation for the year	12,939	-	2,296	23	15,258
Disposals	(490)	-	-	-	(490)
Balance as at December 31, 2024	54,715	-	14,592	206	69,513

Balance as at January 1, 2023	29,530	-	9,652	175	39,357
Depreciation for the year	12,736	-	2,644	25	15,405
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	-	-	-	1	1
Balance as at December 31, 2023	42,266	-	12,296	183	54,745

Carrying amounts
As at January 1, 2023	*238,944	*100,059	26,703	50	365,756
As at December 31, 2023	*245,942	*136,139	25,851	50	407,982
As at December 31, 2024	296,699	160,844	25,051	153	482,747

*	Comparative amounts were reclassified, which resulted in €2,491 thousand and €2,412 thousand being reclassified as of December 31, 2023, and as of January 1, 2023, respectively, from pumped storage to solar plants.

Investment in Solar Plants

Presented hereunder are data regarding the Company’s investments in solar plants as at December 31, 2024:

Solar Plant Title	Original nominal capacity	Achievement of PAC/Other status	Cost included in book value as at December 31, 2024
			€ in thousands
“Ellomay Spain – Rinconada II”	2.275 MWP	June 2010	5,509
“Rodríguez I”	1.675 MWP	November 2011	3,662
“Rodríguez II”	2.691 MWP	November 2011	6,631
“Fuente Librilla”	1.248 MWP	June 2011	3,212
“Talasol”	300 MWP	January 2021	217,594
“Ellomay Solar”	28 MWP	July 2022	19,236
“Solar Italy One”	14.8 MWP	December 2024	13,550
“Solar Italy Two”	4.95 MWP	October 2024	4,233
“Solar Italy Four”	15.6 MWP	RtB	657
“Solar Italy Five”	87.2 MWP	RtB	5,454
“Solar Italy Seven”	54.77 MWP	RtB	1,874
“Solar Italy Nine”	8 MWP	RtB	531
“Solar Italy Ten”	18 MWP	RtB	15,584
“Solar Italy Fourteen”	19.99 MWP	RtB	833
“Solar Italy Fifteen”	13.29 MWP	RtB	637
“Solar Italy Eighteen”	9.82 MWP	RtB	275
“Fairfield Solar”	13.44 MWP	Under construction	15,854
“Mexia Solar I”	5.6 MWP	Under construction	6,122
“Mexia Solar II”	5.6 MWP	Under construction	5,516
“Malakoff Solar I”	6.96 MWP	Under construction	8,329
“Malakoff Solar II”	6.96 MWP	Under construction	7,922
“Talco Solar”	10.3 MWP	Under construction	8,198

The Company commences capitalization of expenses when it is probable that the Company will enjoy future economic benefits from the projects. For additional information see Notes 6C and 6D.

On July 20, 2024, a fire broke out in the area between the Talasol Solar Plant and the Ellomay Solar Plant. See Note 6D2. The Company recorded disposals in the fixed assets in the amount of approximately €2,681 thousand as of December 31, 2024.

Investment in Pumped Storage Project

Commencing the fourth quarter of 2020, as it is probable that the Company will enjoy future economic benefits in connection with the Manara PSP (see Note 6B), expenses in connection with the Manara PSP are capitalized as assets.

Security

As of December 31, 2024, fixed assets of the Company’s subsidiaries with a carrying amount of €379,827 thousand are pledged as security for bank loans (see Note 11 regarding loans and borrowings with respect to terms and repayment dates).

Capitalized borrowing costs

In the year ended December 31, 2024, borrowing costs in the amount of €6,901 thousand were capitalized to qualifying assets. Those expenses are mostly related to the construction of the Manara PSP.

Acquisition of fixed assets on credit

During the year ended December 31, 2024, the Company acquired fixed assets on credit in the amount of €904 thousand. The cost of acquisition had not yet been paid at the reporting date.

During the year ended December 31, 2023, the Company paid fixed assets on credit from previous years in the amount of €520 thousand.